Loans, borrowings, leases, cash and cash equivalents and short-term investments	12 Months Ended
Dec. 31, 2020
Loans, borrowings, leases, cash and cash equivalents and short-term investments
Loans, borrowings, leases, cash and cash equivalents and short-term investments

22.   Loans, borrowings, leases, cash and cash equivalents and short-term investments

a)    Net debt

The Company evaluates the net debt with the objective of ensuring the continuity of its business in the long term.

	December 31, 2020	December 31, 2019
Debt contracts in the international markets	11,890	10,494
Debt contracts in Brazil	1,470	2,562
Total of loans and borrowings	13,360	13,056

(-) Cash and cash equivalents	13,487	7,350
(-) Short-term investments	771	826
Net debt (cash)	(898)	4,880
Leasing	1,667	1,791

b)    Cash and cash equivalents

Cash and cash equivalents include cash, immediately redeemable deposits and short-term investments with an insignificant risk of change in value. They are readily convertible to cash, being US$2,849  (US$2,822 in 2019) denominated in R$, indexed to the CDI), US$10,195  (US$4,361 in 2019) denominated in US$ and US$443  (US$167 in 2019) denominated in other currencies.

c)    Short-term investments

At December 31, 2020, the balance of US$771 is substantially comprised of investments in an exclusive investment fund immediately liquid, whose portfolio is composed of committed transactions and Financial Treasury Bills (“LFTs”), which are floating-rate securities issued by the Brazilian government. At December 31, 2019, the balance of US$826 is mainly comprised of investments directly in LFTs.

d)    Loans, borrowings and leases

i)    Total debt

	Average interest	Current liabilities		Non-current liabilities
	rate(i)	December 31, 2020	December 31, 2019	December 31, 2020	December 31, 2019
Quoted in the secondary market:
Bonds	6.01%	—	—	7,448	5,948
Eurobonds	4.29%	—	—	920	843
Debentures	10.48%	107	374	389	621
Debt contracts in Brazil in:
R$, indexed to TJLP, TR, IPCA, IGP-M and CDI	9.29%	320	276	540	1,056
R$, with fixed interest	2.86%	20	43	14	45
Basket of currencies and bonds in US$ indexed to LIBOR	2.31%	45	44	11	56
Debt contracts in the international market in:
US$, with variable and fixed interest	2.24%	182	260	3,044	2,934
EUR, with variable interest	—	—	—	—	225
Other currencies, with fixed interest	3.17%	12	14	107	106
Accrued charges		201	203	—	8
Total		887	1,214	12,473	11,842

(i)	In order to determine the average interest rate for debt contracts with floating rates, the Company used the rate applicable at December 31, 2020.
(ii)

R$ denominated debt that bears interest at IPCA, IGP, CDI, TR or TJLP, plus spread. For a total of US$1,296 the Company entered into derivative transactions to mitigate the exposure to the cash flow variations of the floating rate debt denominated in R$, resulting in an average cost of 2.99% per year in US$.

(iii)	Eurobonds, for which the Company entered into derivatives to mitigate the exposure to the cash flow variations of the debt denominated in EUR, resulting in an average cost of 4.29% per year in US$.

Future flows of debt payments, principal and interest

		Estimated future
	Principal	interest payments (i)
2021	685	637
2022	1,230	610
2023	1,229	581
2024	2,024	527
Between 2025 and 2029	2,175	2,108
2030 onwards	5,816	2,450
Total	13,159	6,913
(i)

Based on interest rate curves and foreign exchange rates applicable as at December 31, 2020 and considering that the payments of principal will be made on their contracted payments dates. The amount includes the estimated interest not yet accrued and the interest already recognized in the financial statements.

Credit and financing lines

As a precautionary measure in order to increase the Company’s cash position due to the uncertainties resulting from the COVID-19 pandemic, Vale drew down its revolving credit lines in March 2020. These credit lines were fully paid in September 2020. As at December 31, 2020, the total amount available under credit lines is US$5,000, of which US$2,000 maturing in June 2022 and US$3,000 maturing in December 2024.

Funding

In July 2020, the Company issued through Vale Overseas Limited guaranteed notes due July 2030 totaling US$1,500. The notes bear 3.750% coupon per year, payable semi-annually, and were sold at a price of 99.176% of the principal amount. In August 2020, the Company contracted US$300 with The Export-Import Bank of China (“CEXIM”).

Reconciliation of debt to cash flows arising from financing activities

	Quoted in the	Debt contracts	Debt contracts on the
	secondary market	in Brazil	international market	Total
December 31, 2019	7,954	1,535	3,567	13,056
Additions	1,500	-	5,300	6,800
Repayments	(243)	(294)	(5,527)	(6,064)
Interest paid	(556)	(60)	(139)	(755)
Cash flow from financing activities	701	(354)	(366)	(19)

Effect of exchange rate	(140)	(271)	(3)	(414)
Interest accretion	531	49	157	737
Non-cash changes	391	(222)	154	323
December 31, 2020	9,046	959	3,355	13,360

ii) Lease liabilities

	December 31,	Additions and contract			Translation	December 31,
	2019	modifications	Payments (i)	Interest (ii)	adjustment	2020
Ports	750	50	(71)	30	(16)	743
Vessels	580	—	(72)	25	—	533
Pellets plants	175	39	(36)	4	(45)	137
Properties	152	32	(17)	7	(32)	142
Energy plants	71	—	(2)	1	(8)	62
Mining equipment and locomotives	63	4	(21)	3	1	50
Total	1,791	125	(219)	70	(100)	1,667

(i)

The total amount of the variable lease payments not included in the measurement of lease liabilities, which have been recognized straight to the income statement, for the year ended December 31, 2020 and 2019 was US$63 and US$560, respectively.

(ii)	The interest accretion recognized in the income statement is disclosed in note 6.

Discount rates

Discount rate
Ports	3% to 6%
Vessels	3% to 6%
Pellets plants	3% to 6%
Properties	3% to 7%
Energy plants	4% to 5%
Mining equipment and locomotives	3% to 6%

Annual minimum payments

	2021	2022	2023	2024	2025 onwards	Total
Ports	68	62	61	60	801	1,052
Vessels	65	63	62	60	404	654
Pellets plants	36	31	10	10	85	172
Properties	47	27	23	21	39	157
Energy plants	7	7	6	6	59	85
Mining equipment and locomotives	18	16	10	8	16	68
Total	241	206	172	165	1,404	2,188

The amounts in the table above presents the undiscounted lease obligation by maturity date. The lease liability recognized in the balance sheet is measured at the present value of such obligations.

e) Guarantees

As at December 31, 2020 and 2019, loans and borrowings are secured by property, plant and equipment in the amount of US$176 and US$220, respectively. The securities issued through Vale’s wholly-owned finance subsidiary Vale Overseas Limited are fully and unconditionally guaranteed by Vale.

Accounting policy

Loans and borrowings are initially measured at fair value, net of transaction costs incurred and are subsequently carried at amortized cost and updated using the effective interest rate method. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the Income statement over the period of the loan, using the effective interest rate method. The fees paid in obtaining the loan are recognized as transaction costs. The Company contracts derivatives to protect its exposure to changes in debt cash flows, changing the average cost of debts that have hedge derivatives contracted.

Loans and borrowing costs are capitalized as part of property, plants and equipment if those costs are directly related to a qualified asset. The capitalization occurs until the qualified asset is ready for its intended use. The average capitalization rate is 9%. Borrowing costs that are not capitalized are recognized in the income statement in the period in which they are incurred.

Some of the Company’s debt agreements with lenders contain financial covenants. The primary financial covenants in those agreements require maintaining certain ratios, such as debt to EBITDA and interest coverage. The Company has not identified any instances of noncompliance as at December 31, 2020 and 2019.

The accounting policy applied to lease liabilities is disclosed in note 17.